OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

April 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rochester Portfolio Series (the “Registrant”) on behalf of its series; Oppenheimer Rochester Limited Term New York Municipal Fund Reg. No. 33-41511; File No. 811-06332

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 28, 2018.

Sincerely,
/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman Vice President and Associate General Counsel 212-323-5905 cliuhartman@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP